Share-based payments - Equity Share Option (ESOP 2019) (Details) € / shares in Units, € in Thousands								12 Months Ended
	Mar. 31, 2022	Feb. 07, 2022 tranche	Mar. 31, 2021	Dec. 18, 2020 EquityInstruments € / shares	Sep. 11, 2020 Options	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2021 EUR (€) Options USD ($) shares	Dec. 31, 2020 Options € / shares shares	Dec. 31, 2019 Options € / shares shares
RSUs | Management | Vesting in four tranches | Grant of RSUs
Share-based payments
Number of tranches | tranche		4
Equity share option 2019 (Equity settled)
Share-based payments
Incremental fair value | €								€ 135
Number
Outstanding at January 1 | Options								300,000	396,522
Cancelled during the year | Options									(396,522)
Replacement awards granted during the year | Options									300,000
Outstanding as of December 31 | Options								300,000	300,000	396,522
Vested as of December 31 | shares								200,000	100,000
Exercisable as of December 31 | Options								200,000	100,000
WAEP
Outstanding as of January 1									€ 12.58
Cancelled during the year									12.58
Outstanding as of December 31										€ 12.58
Equity share option 2019 (Equity settled) | Member of the supervisory board
Share-based payments
Number of options granted | Options										396,522
Granted during the year										€ 12.58
Number of common shares per option granted | shares										1
Vesting percentage	33.33%		33.33%			33.33%
Weighted average remaining contractual life of outstanding share options										10 years
Weighted average fair value of options outstanding										€ 9.08
Vesting period							3 years
Number
Granted during the year | Options										396,522
WAEP
Granted during the year										€ 12.58
2019 Plan
Share-based payments
Granted during the year				€ 0
WAEP
Granted during the year				€ 0
2019 Plan | RSUs
Share-based payments
RSUs granted | EquityInstruments				300,000
Contractual life				10 years
2019 Plan | RSUs | Key management personnel
Share-based payments
RSUs granted					75,000			142,764
2019 Plan | Options
Share-based payments
Contractual life								10 years
2019 Plan | Options | Key management personnel
Share-based payments
Number of options granted					87,500			15,000
Number
Granted during the year					87,500			15,000
2019 Plan | Vest immediately | RSUs
Share-based payments
Vesting percentage				33.00%
2019 Plan | Vest in two equal annual instalments | RSUs
Share-based payments
Vesting percentage				67.00%